Stock-Based Compensation, TDS excluding U.S. Cellular, Stock option rollforward schedules (Details) - TDS Parent Company - Common Shares - Stock Options - TDS Long-Term Incentive Plans - USD ($)
$ / shares in Units, $ in Millions
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock compensation, stock option rollforward schedule, number of shares
Outstanding, beginning of period	9,135,000
Exercisable options, beginning of period	6,009,000
Granted options	694,000
Exercised options	(562,000)
Forfeited options	(67,000)
Expired options	(523,000)
Outstanding, end of period	8,677,000	9,135,000
Exercisable options, end of period	6,167,000	6,009,000
Stock compensation, stock option rollforward schedule, other information
Options outstanding, beginning of period - weighted average exercise price	$ 30.29
Options exercisable, beginning of period - weighted average exercise price	32.54
Options granted, weighted average exercise price	29.45
Options exercised, weighted average exercise price	22.92
Options forfeited, weighted average exercise price	28.13
Options expired, weighted average exercise price	42.56
Options outstanding, end of period - weighted average exercise price	29.98	$ 30.29
Options exercisable, end of period - weighted average exercise price	$ 30.59	32.54
Aggregate intrinsic value, options outstanding	$ 19
Aggregate intrinsic value, options exercisable	$ 17
Weighted average remaining contractual life, outstanding	4 years 10 months
Weighted average remaining contractual life, exercisable	3 years 4 months
Options granted, weighted average grant date fair value	$ 7.24	$ 7.66	$ 8.66
Aggregate intrinsic value, options exercised	$ 4	$ 4
Maximum
Stock compensation, stock option rollforward schedule, other information
Aggregate intrinsic value, options exercised			$ 1